UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

            James Ash,Gemini Fund Services, LLC.

            80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

10/31

Date of reporting period:   7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Conductor Global Fund
PORTFOLIO OF INVESTMENTS
July 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 80.8%
	AEROSPACE/DEFENSE - 0.6%
2,174	L-3 Communications Holdings, Inc.	$ 228,183

	AIRLINES - 1.0%
6,300	Japan Airlines Co., Ltd.	350,953

	AUTO MANUFACTURERS - 1.0%
18,900	Daihatsu Motor Co., Ltd.	338,642

	AUTO PARTS & EQUIPMENT - 3.8%
14,445	Faurecia	511,597
15,500	Koito Manufacturing Co., Ltd.	428,111
17,700	Tokai Rika Co., Ltd.	373,066
		1,312,774
	BANKS - 1.7%
14,358	Credit Agricole SA	194,415
12,004	Morgan Stanley	388,209
		582,624
	CHEMICALS - 4.3%
21,800	Hitachi Chemical Co., Ltd.	386,364
27,000	Kuraray Co., Ltd.	358,303
6,580	Mosaic Co. (The)	303,404
25,100	Nissan Chemical Industries Ltd.	465,104
		1,513,175
	COMMERCIAL SERVICES - 7.1%
14,875	Apollo Education Group, Inc. *	415,459
10,439	Cintas Corp.	653,481
8,438	DeVry Education Group, Inc.	337,267
121,500	OHL Mexico SAB de CV *	353,007
11,134	Stantec, Inc.	707,495
		2,466,709
	COMPUTERS - 2.6%
43,147	Brocade Communications Systems, Inc.	397,384
7,048	Cap Gemini SA	511,401
		908,785
	DISTRIBUTION/WHOLESALE - 1.2%
14,092	Ingram Micro, Inc. *	404,440

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
25,200	Brother Industries Ltd.	459,607

	ELECTRONICS - 3.2%
7,133	Avnet, Inc.	301,940
12,900	Hoya Corp.	422,768
9,482	Plexus Corp. *	372,927
		1,097,635
	ENGINEERING & CONSTRUCTION - 1.0%
20,000	Maeda Road Construction Co., Ltd.	350,768

	FOOD - 4.9%
2,845	Casino Guichard Perrachon SA	343,204
4,552	Delhaize Group SA	297,311
9,310	Kesko OYJ	355,018
30,200	Nisshin Seifun Group, Inc.	355,260
27,000	Yamazaki Baking Co., Ltd.	344,128
		1,694,921
	HEALTHCARE-PRODUCTS - 0.9%
5,045	Medtronic, Inc.	311,478

	HEALTHCARE-SERVICES - 4.4%
9,693	Health Net, Inc. *	399,255
3,131	Humana, Inc.	368,362
4,437	UnitedHealth Group, Inc.	359,619
3,827	WellPoint, Inc.	420,243
		1,547,479
	INSURANCE - 1.2%
7,133	Hanover Insurance Group, Inc. (The)	412,359

	INTERNET - 0.5%
18,500	Nexon Co., Ltd.	179,856

	MACHINERY-DIVERSIFIED - 2.0%
6,101	AGCO Corp.	297,180
5,481	IDEX Corp.	415,569
		712,749
	MINING - 1.0%
66,362	Centerra Gold, Inc.	345,616

	MISCELLANEOUS MANUFACTURING - 1.0%
4,001	Dover Corp.	343,126

	OFFICE/BUSINESS EQUIPMENT - 1.9%
9,900	Canon, Inc.	326,471
48,000	Toshiba TEC Corp.	318,724
		645,195
	OIL & GAS - 7.9%
2,547	Chevron Corp.	329,174
195,000	CNOOC Ltd.	349,234
25,900	Inpex Corp.	386,889
3,277	Occidental Petroleum Corp.	320,196
18,516	Pacific Rubiales Energy Corp.	354,605
33,300	PTT PCL	316,611
8,370	Royal Dutch Shell PLC	361,055
44,989	Soco International PLC	326,548
		2,744,312
	OIL & GAS SERVICES - 2.1%
14,092	C&J Energy Services, Inc. *	422,196
10,696	TGS Nopec Geophysical Co. ASA	304,124
		726,320
	PHARMACEUTICALS - 5.0%
3,938	Merck KGaA	349,759
6,959	Omnicare, Inc.	434,937
32,196	Recordati SpA	532,016
11,134	VCA, Inc. *	415,187
		1,731,899
	RETAIL - 6.9%
8,088	Abercrombie & Fitch Co.	318,182
8,611	Ann, Inc. *	316,454
11,340	Best Buy Co., Inc.	337,138
7,190	Cash America International, Inc.	319,164
3,393	Dillard's, Inc.	404,513
3,300	Shimamura Co., Ltd.	329,166
5,653	Walgreen Co.	388,757
		2,413,374
	SEMICONDUCTORS - 2.8%
13,736	Cirrus Logic, Inc. *	308,098
19,399	NVIDIA Corp.	339,483
36,900	Shinko Electric Industries Co., Ltd.	332,193
		979,774
	SOFTWARE - 2.3%
8,265	Microsoft Corp.	356,717
6,959	SYNNEX Corp. *	448,856
		805,573
	TELECOMMUNICATIONS - 6.4%
11,051	Belgacom SA	361,080
16,500	China Mobile Ltd.	182,882
5,481	Harris Corp.	374,188
19,900	NTT DOCOMO, Inc.	352,884
28,707	Polycom, Inc. *	368,024
7,654	T-Mobile US, Inc. *	252,123
33,066	TDC A/S	334,381
		2,225,562
	WATER - 0.8%
32,000	Cia de Saneamento Basico do Estado de Sao Paulo	285,412

	TOTAL COMMON STOCKS (Cost - $26,577,002)	28,119,300

	EXCHANGE TRADED FUNDS AND NOTES - 16.1%
	EQUITY FUNDS - 16.1%
74,679	Vanguard Total World Stock ETF	4,565,874
24,822	VelocityShares VIX Short Term ETN * +	1,058,410
	TOTAL EXCHANGE TRADED FUNDS AND NOTES - (Cost - $5,661,165)	5,624,284

	SHORT-TERM INVESTMENTS - 3.8%
1,312,417	Morgan Stanley * (Cost - $1,312,417)	1,312,417

	TOTAL INVESTMENTS - 100.7% (Cost - $33,550,584) (a)	$ 35,056,001
	OTHER ASSETS AND LIABILITIES - NET - (0.7)%	(238,984)
	TOTAL NET ASSETS - 100.0%	$ 34,817,017

* Non-income producing security.
+ Affiliated Company - Conductor Global Fund holds in excess of 5% voting securities of this exchange traded note.

 (a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,024,167
	Unrealized Depreciation:	(518,750)
	Net Unrealized Appreciation:	$ 1,505,417

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. . Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2014 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 28,119,300	$ -	$ -	$ 28,119,300
Mutual Funds	5,624,284	-	-	5,624,284
Money Market Fund	1,312,417	-	-	1,312,417
Total	$ 35,056,001	$ -	$ -	$ 35,056,001

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the period.
The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/26/14

By

/s/ James Colantino

       James Colantino, Treasurer

Date

9/26/14